Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Revenues	$ 4,770,362	[1]	$ 4,546,653	[1],[2]	$ 4,341,955
Cost of sales	3,613,406		3,426,401		3,276,296
Gross profit	1,156,956		1,120,252		1,065,659
Selling, general and administrative expenses	800,328		757,452		715,671
Other income	10,256		9,282		3,886
Operating income	366,884		372,082		353,874
Interest expense, net	4,032		2,740		6,363
Income before income taxes	362,852		369,342		347,511
Income taxes	67,077		72,813		90,221
Net income	295,775		296,529		257,290
Less: net income attributable to non-controlling interest	49,825		53,597		49,069
Net income attributable to Watsco, Inc.	$ 245,950		$ 242,932		$ 208,221
Earnings per share for Common and Class B common stock:
Basic	$ 6.51	[3]	$ 6.50	[3]	$ 5.81
Diluted	$ 6.50	[3]	$ 6.49	[3]	$ 5.81

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters, and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly evenly distributed throughout the year except for dependence on housing completions and related weather and economic conditions.
[2]	Effective January 1, 2018, we adopted the provisions of accounting guidance related to revenue recognition. Amounts prior to January 1, 2018 have not been adjusted and remain as originally reported for such periods. See Note 3.
[3]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.